Stock Option Plans and Warrants to Purchase Common Stock - Schedule of shares available for grant under the 2015 plan (Details) - Grant 2015 Plan	12 Months Ended
Dec. 31, 2022 shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of shares available for grant under the 2015 plan [Line Items]
Shares available for grant	1,866,719
Modification to Plan	4,000,000
Options granted	(55,730)
Options forfeited	2,002
Shares available for grant	5,812,991